Annual Operating Expenses - FidelitySustainableCorePlusBondETF-PRO - FidelitySustainableCorePlusBondETF-PRO - Fidelity Sustainable Core Plus Bond ETF - Fidelity Sustainable Core Plus Bond ETF	Dec. 30, 2024
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%